Income tax	12 Months Ended
Dec. 31, 2023
Income tax
Income tax

20.  Income tax

a)  In accordance with the MITL, the Company and its Mexican subsidiaries are subject to income tax and each files its tax returns on an individual entity basis and the related tax results are included in the accompanying consolidated financial statements. The income tax is computed taking into consideration the taxable and deductible effects of inflation, such as depreciation calculated on adjusted assets values. Taxable income is increased or reduced by the effects of inflation on certain monetary assets and liabilities through the annual inflation adjustment.

(i)	Based on the approved law, corporate income tax current rate for 2023, 2022 and 2021 and thereafter is 30%.
(ii)	The tax rules include limits in the deductions of the exempt compensation amount certain items, as follows: Wages and benefits paid to workers 47% of income paid to workers and in certain cases up to 53% (holiday bonus, savings fund, employee profit sharing, seniority premiums) will be deductible for employers. As a result, certain wage and salary provisions have difference between tax and book values at year-end.
(iii)	The MITL sets forth criteria and limits for applying some deductions, such as: the deduction of payments which, in turn, are exempt income for workers, contributions for creating or increasing provisions for pension funds, contributions to the Mexican Institute of Social Security payable by the worker that are paid by the employer, as well as the possible non-deduction of payments made to related parties in the event of failing to meet certain requirements.
(iv)	Taxable income for purposes of the employee profit sharing is the same used for the Corporate Income Tax except for certain items.
(v)	A 10% withholding tax is imposed on dividends distributions to individuals and foreign shareholders from earnings generated starting January 1, 2014.

The income tax rates for 2023, 2022 and 2021  were in Guatemala 25%, Costa Rica 30% and El Salvador 30%.

b)  For the years ended December 31, 2023, 2022 and 2021, the Company reported on a consolidated basis taxable income of US$59,984, US$53,293 and US$59,472, respectively, which was partially offset by tax losses from prior years.

In accordance with the MITL and Costa Rican Income Tax Law (CRITL), tax losses may be carried forward against taxable income generated in the succeeding ten and three years, respectively. Carryforward tax losses are adjusted based on inflation.

In accordance with Guatemala Income Tax Law (GITL) and El Salvador Income Tax Law (ESITL), tax losses cannot be carried forward against taxable income generated.

c)  An analysis of consolidated income tax expense for the years ended December 31, 2023, 2022 and 2021 is as follows:

Consolidated statements of operations

	2023		2022		2021
Current income tax expense	US$	(21,939)	US$	(15,456)	US$	(17,903)
Deferred income tax benefit (expense)		22,316		67,595		(12,670)	(1)
Total income tax benefit (expense)	US$	377	US$	52,139	US$	(30,573)

(1)    Includes translation effect by US$ (118)

Consolidated statements of comprehensive income

	2023		2022		2021
Deferred income tax related to items recognized in OCI during the year
Net gain (loss) cash flow hedges	US$	362	US$	(80)	US$	(274)
Remeasurement gain (loss) of employee benefits		32		(79)		138
Benefit (expense) deferred income tax recognized in OCI	US$	394	US$	(159)	US$	(136)

d)  A reconciliation of the statutory corporate income tax rate to the Company’s effective tax rate for financial reporting purposes is as follows:

The Company’s effective income tax reconciliation using domestic tax rate

	2023		%	2022		%	2021		%
Statutory income tax rate	US$	2,233	30.00%	US$	(39,709)	30.00%	US$	41,108	30.00%
Amendment tax return effects and other tax adjustments		7,074	95.05%		1,242	(0.94)%		(29)	(0.02)%
Inflation on furniture, intangible and equipment		(1,370)	(18.41)%		(309)	0.23%		(2,323)	(1.70)%
Inflation of tax losses		(6,734)	(90.48)%		(4,335)	3.28%		(1,971)	(1.44)%
Foreign countries difference with Mexican statutory rate		21	0.28%		(9)	0.00%		124	0.10%
Annual inflation adjustment		(3,262)	(43.83)%		(11,200)	8.46%		(7,971)	(5.82)%
Effect of unrecognized (recognized) NOLs		3,030	40.71%		7	0.00%		(434)	(0.32)%
Non-deductible expenses		26,132	351.15%		7,695	(5.81)%		2,069	1.51%
Difference in Foreign Exchange losses for tax purposes		(27,501)	(369.53)%		(5,521)	4.17%		—	—
	US$	(377)	(5.06)%	US$	(52,139)	39.39%	US$	30,573	22.31%

Mexican income tax matters

For Mexican purposes, corporate income tax is computed on accrued basis. MITL requires taxable profit to be determined by considering revenue net of tax deductions. Prior years’ tax losses can be utilized to offset current year taxable income. Income tax is determined by applying the 30% rate on the net amount after tax losses utilization. For tax purposes, income is considered taxable at the earlier of: (i) the time the revenue is collected, (ii) the service is provided or (iii) the time of the issuance of the invoice. Expenses are deductible for tax purposes generally on accrual basis, with some exceptions, once the requirements established in the tax law are fulfilled.

Central America (Guatemala, Costa Rica and El Salvador)

According to “GITL”, under the regime on profits from business activities, net operating losses cannot offset taxable income in prior or future years. For the years ended December 31, 2023, 2022 and 2021, our subsidiary in Guatemala generated tax profit (loss) of US$623, US$(10) and US$(32), respectively.

According to “CRITL”, under the regime on profits from business activities, tax losses can offset taxable income in a term of three years. For the years ended December 31, 2023 and 2021, our subsidiary in Costa Rica generated net operating loss for an amount of US$9,503 and US$5,947, respectively, for which no deferred tax asset has been recognized. For the year ended December 31, 2022, our subsidiary in Costa Rica generated net operating gain for an amount of US$3,869.

According to “ESITL”, under the regime on profits from business activities, net operating losses cannot offset taxable income in prior or future years. For the years ended December 31, 2023 and 2022, our subsidiary in El Salvador generated net operating gain for an amount of US$3,245 and US$17,078, respectively. For the year ended December 31, 2021, our subsidiary in El Salvador generated net operating losses for an amount of US$2,601.

e)  An analysis of consolidated deferred taxes is as follows:

	For the years ended December 31
	2023		2022
Deferred income tax assets:
Lease liability	US$	899,011	US$	755,855
Unearned transportation revenue		13,392		58,010
Aircraft and engine lease return obligation		86,696		77,007
Tax losses available for offsetting against future taxable income		39,360		38,387
Intangible		23,190		29,687
Allowance for doubtful accounts		411		4,854
Other financing agreements		45,919		—
Employee benefits		4,220		2,486
Employee profit sharing		375		134
Derivative financial instruments		121		—
Provisions		52,848		—
		1,165,543		966,420
Deferred income tax liabilities:
Right of use asset		735,092		571,521
Supplemental rent		72,521		55,479
Rotable spare parts, furniture and equipment, net		120,846		120,561
Provisions		—		7,345
Inventories		4,835		4,594
Other prepayments		2,602		376
Derivative Financial instruments		—		33
Prepaid expenses and other assets		9,331		8,963
		945,227		768,872
	US$	220,316	US$	197,548

As of December 31, 2023 and 2022 the amount of deferred income tax as follows:

	2023		2022

Deferred income tax assets	US$	236,026	US$	208,010
Deferred income tax liabilities		(15,710)		(10,462)
Deferred income tax assets, net	US$	220,316	US$	197,548

A reconciliation of deferred income tax asset, net is as follows:

	2023		2022
Opening balance as of January 1,	US$	197,548	US$	130,081
Deferred income tax benefit during the current year recorded on profits		22,316		67,595
Deferred income tax benefit (expense) during the current year recorded in accumulated other comprehensive loss		394		(159)
Conversion effects		58		31
Closing balance as of December 31,	US$	220,316	US$	197,548

According to IAS 12, Income Taxes, a deferred income tax asset should be recognized for the carry-forward of available tax losses to the extent that it is probable that future taxable income will be available against which the available tax losses can be utilized. In these regards, the Company has recognized as of December 31, 2023 and 2022 a deferred tax asset for tax losses of US$39,360 and US$38,387, respectively.

An analysis of the available tax losses carry-forward of the Company at December 31, 2023 is as follows:

Year	Historical		Adjusted		Amortized		Amount outstanding to		Year of
of loss	Losses		losses		losses		amortize		expiration
2019	US$	291	US$	356	US$	249	US$	107	2029
2020		3,345		3,871		799		3,072	2030
2021		670		780		—		780	2031
2022		127,127		136,393		14,477		121,916	2032
2022		6,025		6,025		699		5,326	2025
2023		9,504		9,504		—		9,504	2026
	US$	146,962	US$	156,929	US$	16,224	US$	140,705

During the years ended December 31, 2023 and 2022 the Company utilized US$15,452 and US$4,035 of the available tax loss carry-forwards, respectively.

A breakdown of available tax loss carry-forward of Controladora and its subsidiaries as of December 31, 2023, is as follows:

	Historical		Adjusted		Amortized		Total amount
	loss		losses		losses		outstanding to amortize
Concesionaria	US$	126,855	US$	136,100	US$	14,477	US$	121,623
Vuela Aviación		15,529		15,529		699		14,830
Comercializadora		3,202		3,897		249		3,648
Viajes Vuela		1,376		1,403		799		604
	US$	146,962	US$	156,929	US$	16,224	US$	140,705
Unrecognized Net Operating Losses (NOLs)								(9,504)
							US$	131,201
Tax rate								30%
Deferred income tax							US$	39,360

The temporary differences associated with investments in the Company’s subsidiaries, for which a deferred tax liability has not been recognized in the periods presented, aggregate in 2023 was US$ 7,833 (2022 US$7,143). The Company has determined that the undistributed profits of its subsidiaries will not be distributed in the foreseeable future. The Company has an agreement with its associate that the profits of the associate will not be distributed until it obtains the consent of the Company. The Company does not anticipate giving such consent at the reporting date. Furthermore, the Group will not distribute its profits until it obtains the consent of all venture partners.

f)  At December 31, 2023 the Company had the following tax balances:

	2023
(Cuenta de capital de aportación “CUCA”)	US$	330,378
(Cuenta de Utilidad Fiscal Neta “CUFIN”(1))		260,187

(1) The calculation comprises all the subsidiaries of the Company.

As of December 31, 2023, the Company has tax proceedings regarding uncertain tax positions by an amount of about US$76 million, associated to the deductibility of certain Company expenses during 2013, 2014 and 2015. The Company has filed legal administrative procedures. Volaris considers that has solid arguments to believe that it will not have adverse effects as such no adjustments have been considered. Nonetheless, until all stages in the procedures are exhausted in each proceeding, the Company cannot assure the achievement of a final favorable resolution.